LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended												2 Months Ended	12 Months Ended
	Oct. 17, 2024 CNY (¥)	Nov. 30, 2025 CNY (¥)	Oct. 31, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥) installment shares	May 31, 2024 USD ($) installment shares	Feb. 28, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
LONG TERM INVESTMENT, NET
Equity investments without readily determinable fair values															¥ 18,565		¥ 30,821
Gain on deconsolidation of a subsidiary															469,838	$ 67,186
Issuance scale		¥ 860,000
Percentage of interest subscribed in structured entity		7.00%
Number of shares acquired in Matrix | shares							988,116	988,116
Equity interest of Matrix							4.76%	4.76%
Cash consideration to Matrix							¥ 42,661	$ 6,000
Unrealized gain (loss) for available-for-sale debt securities															(1,270)	$ (182)	3,084
Amount of tax															0		0
Long term investments															1,062,660		794,688		$ 151,958
Disposal Group, disposed of by Sale, Not Discontinued Operations
LONG TERM INVESTMENT, NET
Gain on deconsolidation of a subsidiary		¥ 470,000
Equity Investments Without Readily Determinable Fair Value
LONG TERM INVESTMENT, NET
Dividend income of non-marketable investments															197		691	¥ 3,270
Impairment of equity investments without readily determinable fair values															0		0	¥ 9,327
Yiyun
LONG TERM INVESTMENT, NET
Equity interest							10.00%	10.00%
Cash consideration							¥ 49,500
Number of installments to acquire equity | installment							2	2
Payments to acquire equity securities							¥ 10,000
Equity investments without readily determinable fair values																	10,000
Zhuhai VNET Private Equity Fund Management Co., Ltd
LONG TERM INVESTMENT, NET
Returned capital						¥ 20,075
Disposal gain	¥ 1,842
Beijing Xingshulian Technology Development Co., Ltd. [Member]
LONG TERM INVESTMENT, NET
Equity interest, percentage						40.00%
Investment gain (loss)																	¥ 0
Capital injected						¥ 3
Jingliang Inter Cloud
LONG TERM INVESTMENT, NET
Equity interest, percentage													60.00%
Capital injected													¥ 6,000
Jingliang Century Cloud
LONG TERM INVESTMENT, NET
Equity interest, percentage													40.00%
Capital injected													¥ 4,000
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG TERM INVESTMENT, NET
Equity interest, percentage												59.00%
Capital injected												¥ 3,930
Dexin Tonglian (Beijing) Culture Technology Co., Ltd
LONG TERM INVESTMENT, NET
Equity interest, percentage											30.00%							45.00%
Investment gain (loss)		(3)
Capital injected											¥ 3,000
Changzhou Gaoxin Internet Co., Ltd
LONG TERM INVESTMENT, NET
Equity interest, percentage										35.00%				35.00%
Investment gain (loss)															6,500
Capital injected										¥ 210,000				¥ 488,392
Zhuhai Private
LONG TERM INVESTMENT, NET
Equity interest, percentage									40.00%
Capital injected									¥ 23,000
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
LONG TERM INVESTMENT, NET
Percentage of voting interest					2.61%
Capital injected					¥ 470
Asset Backed Securitization Plan
LONG TERM INVESTMENT, NET
Capital injected		¥ 60,200
Percentage of interest subscribed in structured entity		7.00%
Asset Management Portfolio Product from SDHG International Asset Management Limited
LONG TERM INVESTMENT, NET
Payments to acquire investments			¥ 175,720	$ 25,000
Investment term			10 years	10 years
Long term investments															176,800
Fair value gain															¥ 1,100